Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities (Tables) [Line Items]
Schedule of Major Subsidiaries and Consolidating VIEs	As of December 31, 2022, Etao Hong Kong’s major subsidiaries and consolidated VIE are as follows:
Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
ETAO International Medical Technology Ltd.	August 31, 2020	100%	WFOE, Technology
VIE and subsidiaries of VIE
Aaliance Insurance Brokers Co., Ltd and its 20 branches in China	July 14, 2010	VIE, 85% owned	Insurance Broker
Shanghai Weimin Info-tech Co., Ltd	November 10, 2017	100% owned subsidiary of 85% owned VIE	Software, online advertising support
Shandong Duorui Info-tech Co., Ltd.	March 6, 2019	70% owned subsidiary of 85% owned VIE	Software, online advertising support
Shandong Jingkai Info-tech Co., Ltd.	August 11, 2020	70% owned subsidiary of 85% owned VIE	Software, online advertising support
Jiangxi Qianhu Healthcare Group (Qianhu)	July 1, 2019	51% owned VIE	Cosmetology Hospital
Changsha Zhuoermei Medical Cosmetology Co., Ltd	February 14, 2010	100% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Yichun Aicite Medical Cosmetology Co., Ltd.	March 6, 2018	100% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Nanchang Ailaifu Medical Cosmetology Co., Ltd.	September 11, 2015	80% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Nanchang Hongpingguo Medical Cosmetology Co., Ltd.	September 30, 2016	80% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Changsha Keyanmei Medical Cosmetology Co., Ltd.	June 23, 2015	51% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Hangzhou 6D Dental Medical Technology Co., LTD	August 30, 2010	51% owned VIE	Dental
Quzhou 6D Dental Clinic Co., LTD	March 16, 2015	51% owned subsidiary of 51% owned VIE	Dental
Hangzhou Sunsmile Dental Clinic	May 18, 2017	60% owned subsidiary of 51% owned VIE	Dental
Chain Workshop (Beijing) Co., Ltd.	August 27, 2003	100% owned VIE	AI, online healthcare
Shenzhen Gingularity Information Technology Co., Ltd	February 17, 2017	100% owned subsidiary of 100% owned VIE	AI, online healthcare
Nanjing Changguan Info-tech Co., Ltd.	January 5, 2010	51% owned subsidiary of 100% owned VIE	AI, online healthcare
Hunan Zhichao Healthcare Technology Limited	August 17, 2017	51% owned VIE	Healthcare technology
Henyang Kangning Health Management Limited	April 28, 2015	51% owned VIE	Health management
Guiyang Tianlun Infertility Hospital Limited	March 29, 2021	51% owned VIE	Hospital
Mengzhou Minsheng Hospital Limited	May 11, 2018	51% owned VIE	Hospital
Changxing Zhizhou Hospital Limited	March 5, 2019	51% owned VIE	Hospital
Beijing Baihuabaihui Biotech Limited	January 22, 2014	55% owned VIE	Bio-tech
Beijing Dnurse Technology Co., Ltd	July 30, 2013	67.39% owned VIE	Nursing

Investment, Affiliated Issuer, Controlled, Majority-Owned [Member]
Organization and Principal Activities (Tables) [Line Items]
Schedule of Consolidated Statements of Operations	The following financial information of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2022 and December 31, 2021, and for the year ended December 31, 2022 and 2021:
	For the year ended December 31, 2022
	Parent	Non-VIE subsidiaries	VIE	Elimination	Consolidated
Revenues	$—	$—	$58,060,025	$—	$58,060,025
Cost of revenues	$—	$—	$(39,060,362)	$—	$(39,060,362)
Share of loss from non-VIE subsidiaries	$—	$—	$—	$—	$—
Share of income/(loss) from VIEs	$—	$—	$—	$—	$—
Net income/(loss) attribute to Etao’s shareholders	$(896,021,553)	$—	$(656,206)	$—	$(896,677,759)
Comprehensive loss	$(896,021,553)	$—	$(2,121,531)	$—	$(898,143,084)
	For the year ended December 31, 2021
	Parent	Non-VIE subsidiaries	VIE	Elimination	Consolidated
Revenues	$—	$—	$53,337,278	$—	$53,337,278
Cost of revenues	$—	$—	$(37,072,061)	$—	$(37,072,061)
Share of loss from non-VIE subsidiaries	$—	$—	$—	$—	$—
Share of income/(loss) from VIEs	$—	$—	$—	$—	$—
Net income/(loss) attribute to Etao’s shareholders	$(8,861,172)	$—	$(1,682,191)	$—	$(10,543,363)
Comprehensive loss	$(8,861,172)	$—	$(1,329,999)	$—	$(10,191,171)

Schedule of Consolidated Balance Sheets	Consolidated Balance Sheets Information
	As of December 31, 2022
	Parent	Non-VIE subsidiaries	VIE	Elimination	Consolidated
Current assets	$—	$—	$26,440,914	$—	$26,440,914
Investments in non-VIE subsidiaries	$—	$—	$—	$—	$—
Equity in VIEs through VIE agreements	$158,588,161	$—	$—	$(158,588,161)	$—
Non-current assets	$—	$—	$33,202,614	$141,367,571	$174,570,186
Total liabilities	$23,359,961	$—	$42,263,903	$(6,653,707)	$58,970,157
Shareholders’ equity	$135,228,200	$—	$17,379,625	$(10,566,883)	$142,040,943
	As of December 31, 2021
	Parent	Non-VIE subsidiaries	VIE	Elimination	Consolidated
Current assets	$—	$—	$26,531,563	$—	$26,531,563
Investments in non-VIE subsidiaries	$—	$—	$—	$—	$—
Equity in VIEs through VIE agreements	$169,874,463	$—	$—	$(169,874,463)	$—
Non-current assets	$—	$—	$39,468,354	$156,478,040	$195,946,394
Total liabilities	$22,831,753	$—	$48,662,345	$(3,650,127)	$67,843,970
Shareholders’ equity	$147,042,710	$—	$16,967,020	$(9,746,296)	$154,263,434

Schedule of Consolidated Statements of Cash Flows	Consolidated Cash Flows Information
	For the year ended December 31, 2022
	Parent		Non-VIE subsidiaries	VIE	Elimination	Consolidated
Net cash provided by (used in) operating activities		$(1,144,678)	$—	$11,968,566	$—	$10,823,888
Net cash provided by investing activities	$		$—	$(3,572,402)	—	$(3,572,402)
Net cash provided by (used in) financing activities		$1,144,678	$—	$(3,705,366)	$—	$(2,560,688)
	For the six months ended December 31, 2021
	Parent		Non-VIE subsidiaries	VIE	Elimination	Consolidated
Net cash provided by (used in) operating activities		$(315,349)	$—	$63,874	$—	$(251,475)
Net cash provided by investing activities	$		$—	$5,612,090	—	$5,612,090
Net cash provided by (used in) financing activities		$315,349	$—	$(1,013,084)	$—	$(697,734)